Warranty - Schedule of Company's Warranty Accruals (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Movement in Standard Product Warranty Accrual [Roll Forward]
Balance, beginning of year	$ 80	$ 81
Expense, net	26	46
Settlements	(53)	(38)
Foreign exchange and other	6	(9)
Balance, end of year	$ 59	$ 80